Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
6. Net Loss Per Share
The Company computes basic loss per share by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would be anti-dilutive. For purposes of this calculation, common stock shares to be issued upon if-converted
method for the convertible Series C Preferred Stock,
if-converted
method for the convertible promissory note, exercise of all outstanding stock options and restricted stock units were excluded from the diluted net loss per share calculation for the twelve months ended December 31, 2024 and 2023 because such shares are anti-dilutive.
Anti-dilutive securities outstanding during the period not included in the diluted net loss per share calculation include the following:

	December 31,
	2024	2023
Convertible Series C Preferred Stock	5,191,375	6,135,306
Convertible Promissory Notes	149,650	—
Outstanding stock options	2,393,824	178,232
Unvested restricted stock units	213,254	214,436
Unreleased restricted stock units assumed in the Merger	17,000	—

	7,965,103	6,527,974